Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax expenses	¥ 11	$ 2	¥ 0
Effective income tax rate	0.03%	0.03%	0.00%
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate	16.50%	16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%	25.00%